Basis of Presentation (Details) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2022	Jan. 31, 2022 USD ($) item	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) item shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item shares	Dec. 31, 2021 USD ($)
Basis of Presentation
Number of league clubs owned and operated | item					3		3
Number of other league baseball clubs | item					29		29
Number of league clubs sold | item		3
Gain on disposition of assets		$ 20,200	$ 2,503	$ 28	$ 2,503	$ 20,215	$ 20,132	$ (606)
Purchase consideration, including license fee		$ 49,400
Selling, general and administrative, including stock-based compensation			33,443	32,995	$ 59,993	55,019	105,512	97,104
Liberty Media Corporation
Basis of Presentation
Number of shares owned | shares					1,811,066
Period from split off in which exchange of Shares is Intended					1 year
Affiliated Entity | Liberty Media Corporation
Basis of Presentation
Selling, general and administrative, including stock-based compensation			$ 2,600	$ 1,400	$ 4,500	$ 2,500	$ 9,000	$ 5,200
Liberty Formula One Group | Liberty Braves Group
Basis of Presentation
Shares owned | shares			6,792,903		6,792,903		6,792,903
Intergroup Interest Percentage			11.00%		11.00%		11.00%
Liberty Sirius XM Group | Liberty Braves Group
Basis of Presentation
Shares owned | shares			1,811,066		1,811,066		1,811,066
Intergroup Interest Percentage			2.90%		2.90%		2.90%
Liberty Braves Group
Basis of Presentation
Split-off ratio	1				1